Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	$ 244,632,721	$ 153,123,207
Additions	18,606,360	11,518,924
Additions for business combinations (cost)		37,745,244
Additions for business combinations amortization		(71,682)
Divestitures (cost)	(5,216,640)	(543,720)
Divestitures (amortization)	4,314,960	80,639
Amortization of year	(6,437,697)	(6,647,579)
Conversion effect (amotization)	238,696	(18,275)
Conversion effect (cost)	(41,702,789)	(1,554,364)
Others increase	22,435,148	51,000,327
Sub-Total	(7,761,962)	91,509,514
Intangible assets other than goodwill	236,870,759	244,632,721
Intangible assets other than goodwill, ending balance	236,870,759	244,632,721
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	294,806,937	196,640,526
Intangible assets other than goodwill	285,695,895	294,806,937
Intangible assets other than goodwill, ending balance	285,695,895	294,806,937
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	(50,174,216)	(43,517,319)
Intangible assets other than goodwill	(48,825,136)	(50,174,216)
Intangible assets other than goodwill, ending balance	(48,825,136)	(50,174,216)
Trademark [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	196,593,811	127,011,105
Additions	1,303,000	251,755
Additions for business combinations (cost)		25,481,126
Additions for business combinations amortization
Divestitures (cost)	(804,705)	(344,502)
Divestitures (amortization)
Amortization of year
Conversion effect (amotization)
Conversion effect (cost)	(41,418,103)	(2,395,767)
Others increase	21,594,513	46,590,094
Sub-Total	(19,325,295)	69,582,706
Intangible assets other than goodwill	177,268,516	196,593,811
Intangible assets other than goodwill, ending balance	177,268,516	196,593,811
Trademark [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	196,593,811	127,011,105
Intangible assets other than goodwill	177,268,516	196,593,811
Intangible assets other than goodwill, ending balance	177,268,516	196,593,811
Trademark [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance
Intangible assets other than goodwill
Intangible assets other than goodwill, ending balance
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	29,368,135	20,302,542
Additions	17,303,360	11,267,169
Additions for business combinations (cost)		157,533
Additions for business combinations amortization		(71,682)
Divestitures (cost)	(4,411,935)	(199,218)
Divestitures (amortization)	4,314,960	80,639
Amortization of year	(5,550,514)	(6,463,401)
Conversion effect (amotization)	309,163	(17,867)
Conversion effect (cost)	(1,480,844)	(143,898)
Others increase	719,201	4,456,318
Sub-Total	11,203,391	9,065,593
Intangible assets other than goodwill	40,571,526	29,368,135
Intangible assets other than goodwill, ending balance	40,571,526	29,368,135
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	78,489,729	62,951,825
Intangible assets other than goodwill	87,847,547	78,489,729
Intangible assets other than goodwill, ending balance	87,847,547	78,489,729
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	(49,121,594)	(42,649,283)
Intangible assets other than goodwill	(47,276,021)	(49,121,594)
Intangible assets other than goodwill, ending balance	(47,276,021)	(49,121,594)
Water Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	3,199,349	3,199,349
Additions
Additions for business combinations (cost)
Additions for business combinations amortization
Divestitures (cost)
Divestitures (amortization)
Amortization of year
Conversion effect (amotization)
Conversion effect (cost)
Others increase
Sub-Total
Intangible assets other than goodwill	3,199,349	3,199,349
Intangible assets other than goodwill, ending balance	3,199,349	3,199,349
Water Rights [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	3,199,349	3,199,349
Intangible assets other than goodwill	3,199,349	3,199,349
Intangible assets other than goodwill, ending balance	3,199,349	3,199,349
Water Rights [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance
Intangible assets other than goodwill
Intangible assets other than goodwill, ending balance
Distribution Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	15,471,426	2,610,211
Additions
Additions for business combinations (cost)		12,106,585
Additions for business combinations amortization
Divestitures (cost)
Divestitures (amortization)
Amortization of year	(887,183)	(184,178)
Conversion effect (amotization)	(70,467)	(408)
Conversion effect (cost)	1,196,158	985,301
Others increase	121,434	(46,085)
Sub-Total	359,942	12,861,215
Intangible assets other than goodwill	15,831,368	15,471,426
Intangible assets other than goodwill, ending balance	15,831,368	15,471,426
Distribution Right [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	16,524,048	3,478,247
Intangible assets other than goodwill	17,380,483	16,524,048
Intangible assets other than goodwill, ending balance	17,380,483	16,524,048
Distribution Right [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill, beginning balance	(1,052,622)	(868,036)
Intangible assets other than goodwill	(1,549,115)	(1,052,622)
Intangible assets other than goodwill, ending balance	$ (1,549,115)	$ (1,052,622)